Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Estimated Amortization Of The Lease Premium) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 33,854
2016	33,865
2017	33,865
2018	27,559
2019	23,865
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
2015	23,116
2016	19,759
2017	13,633
2018	11,220
2019	$ 10,466